Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000199771 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	8.07%	1.54%	2.34%
C000038359 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	6.05%	0.48%	1.44%
C000011313 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A1 Shares
Average Annual Return, Percent	8.02%	1.39%	2.21%
C000038358 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	3.27%	0.36%	1.60%
C000011316 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	8.12%	1.49%	2.31%
Without Sales Load [Member] | C000038359 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	7.05%	0.48%	1.44%
Without Sales Load [Member] | C000038358 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	7.85%	1.24%	2.05%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	7.03%	1.05%	2.15%
Customized Reference Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark
Average Annual Return, Percent	7.09%	1.03%